11. Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Assumptions used
	2015	2014
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	104.81	103.32
Weighted-average risk-free interest rate (%)	1.03	0.96
Weighted-average expected life of option (years)	5.00	5.00
Weighted-average exercise price ($)	25.41	25.41
Model used	Black-Scholes	Black-Scholes